Income Taxes (Schedule Of Changes In Unrecognized Tax Benefits) (Details) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Income Taxes
Unrecognized tax benefits at beginning of year	$ 44	$ 31	$ 53
Additions for tax positions related to current year	1	10	9
Additions for tax positions related to prior years	1	9	5
Reductions for tax positions related to prior years	(8)	(1)	(5)
Settlements with taxing authorities	(12)		(30)
Lapse of statute of limitations	(3)	(5)	(1)
Unrecognized tax benefits at end of year	23	44	31
Unrecognized tax benefits that, if recognized, would affect the effective income tax rate	$ 17	$ 36	$ 23